OTHER EXPENSES (Schedule of Bad Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OTHER EXPENSES [Abstract]
Balance at beginning of period	$ 4,390	$ 2,084	$ 1,726
Provision during the period	1,576	$ 2,306	$ 358
Doubtful account classified as bad debt	$ (4,390)
Reversal of allowance for doubtful account
Balance at end of period	$ 1,576	$ 4,390	$ 2,084